Expense Example - LVIP SSGA Short-Term Bond Index Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	37	129	229	524	62	208	367	829